Compensation of Key Management	12 Months Ended
Dec. 31, 2018
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Compensation of Key Management
14	COMPENSATION OF KEY MANAGEMENT

Key management includes the Company’s officers and vice presidents:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Salaries and other employee benefits	$2,184	$1,778
Share-based payments	629	1,104

	$2,813	$2,882